New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus: 212-576-7786

Fax: 212-576-7101

E-mail: jennifer_newman@newyorklife.com

www.newyorklife.com

Jennifer M. Newman

Associate General Counsel

VIA EDGAR

November 14, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 333-102674

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and Variable Universal Life Separate Account - I (“Separate Account”) that the supplement dated October 31, 2017, to the prospectus dated May 1, 2017, that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 20 on Form N-6 which was filed electronically with the Commission on October 31, 2017.

If you have any questions regarding this submission, please contact the undersigned at (212) 576-7786.

Very truly yours,

/s/ Jennifer M. Newman

Jennifer M. Newman

Associate General Counsel